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             CONSULTING GROUP CAPITAL MARKETS FUNDS (the "Trust")
                                 on behalf of
                    Large Capitalization Growth Investments
                 Large Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                 Small Capitalization Value Equity Investments
                       International Equity Investments
                      Emerging Markets Equity Investments
                     Intermediate Fixed Income Investments
                          Long-Term Bond Investments
                          Mortgage Backed Investments
                            High Yield Investments
                     Multi-Sector Fixed Income Investments
                    International Fixed Income Investments

Supplement dated July 30, 2002 to the Prospectus dated December 28, 2001

Effective July 31, 2002, the following information supplements, and to the extent inconsistent therewith, supersedes, certain information contained in the Prospectus of the Trust:

MODIFICATION OF INVESTMENT POLICY

Principal investment strategies

Large Capitalization Growth Investments

In accordance with the requirements of new Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), Large Capitalization Growth Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with favorable growth prospects and total market capitalization of $1 billion or more at the time of purchase or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

Large Capitalization Value Equity Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Large Capitalization Value Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with total market capitalization of $1 billion or more at the time of purchase or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

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Small Capitalization Growth Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Small Capitalization Growth Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization growth companies, defined as those with market capitalizations at the time of purchase below the maximum market capitalization permitted for a stock in the Russell 2000 Growth Index or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

Small Capitalization Value Equity Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Small Capitalization Value Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of small capitalization value companies, defined as those with market capitalizations at the time of purchase below the maximum market capitalization permitted for a stock in the Russell 2000 Value Index or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

International Equity Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, International Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies located outside the U.S or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

Emerging Markets Equity Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Emerging Markets Equity Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers located in countries with emerging markets, defined as a country having per capita income in the low to middle ranges, as determined by the International Bank for Reconstruction and Development (the World Bank) or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

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Intermediate Fixed Income Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Intermediate Fixed Income Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and instruments issued by governmental and corporate issuers or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

Long-Term Bond Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Long-Term Bond Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers, U.S. dollar denominated fixed income securities of foreign issuers and mortgage-related and asset-backed securities or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

Mortgage Backed Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Mortgage Backed Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-related securities representing pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, and government-related organizations and private issuers or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

High Yield Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, High Yield Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of corporate issuers located in the United States rated below investment grade by two or more nationally recognized rating organizations, or, if unrated, of equivalent quality as determined by the investment advisers or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

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Multi-Sector Fixed Income Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, Multi-Sector Fixed Income Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers and mortgage-related and asset-backed securities or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

International Fixed Income Investments

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, International Fixed Income Investments will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in non-U.S. dollar denominated fixed income securities issued by foreign governments, corporations and supranational entities or other investments with similar economic characteristics.

The 80% investment policy described above is non-fundamental and may be changed by the Board of Trustees to become effective upon at least 60 day's notice to shareholders prior to any such change.

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